Note 18 - Fair Value Disclosure Measurments - Assets Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investment securities available for sale, at fair value	$ 114,376	$ 146,520
US Government Agencies Debt Securities [Member]
Investment securities available for sale, at fair value	10,236	21,629
US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value	81,223	97,290
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, at fair value	20,069	24,524
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Investment securities available for sale, at fair value	1,709	2,263
Debt Securities [Member]
Investment securities available for sale, at fair value	113,237	145,706
Equity Securities In Financial Institutions [Member]
Investment securities available for sale, at fair value	1,139	814
Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale, at fair value	114,376	146,520
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale, at fair value	114,376	146,520
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale, at fair value	10,236	21,629
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value	81,223	97,290
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, at fair value	20,069	24,524
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Investment securities available for sale, at fair value	1,709	2,263
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale, at fair value	113,237	145,706
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Investment securities available for sale, at fair value	1,139	814
Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Investment securities available for sale, at fair value